INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES

NOTE 4 - INVESTMENTS IN AFFILIATES

ICTS Netherlands Airport Services VOF

The Company had a 50% ownership interest in ICTS Netherlands Airport Services VOF ("NAS"), a joint venture with an unrelated third party. NAS provided airport services at the Amsterdam Schiphol Airport in the Netherlands pursuant to a long-term service contract. On February 1, 2008, the service contract expired and NAS ceased its operations. In 2010, the Company received a final dividend of $153 upon the final liquidation of NAS (see Note 12).

As of December 31, 2011 and 2010, there were no assets or liabilities related to NAS.

Statement of operations data for NAS is summarized below:

	Year Ended December 31,
	2011	2010	2009

Revenue	$-	$-	$-
Gross profit	-	-	-
Net income (loss)	$-	$(20)	$143

Inksure Technologies, Inc.

In March 2010, the Company purchased 5,400,000 shares of common stock in Inksure Technologies, Inc. ("Inksure") for $675 pursuant to a private placement of Inksure's securities. Despite the additional investment, the Company's ownership interest in Inksure decreased from 27.4% to 23.9% as a result of the participation of other investors in the private placement. Inksure develops, markets and sells customized authentication systems designed to enhance the security of documents and branded products. As a result of changes in ownership interests in Inksure during the year ended December 31, 2011, the Company's ownership interest increased to 24.1% as of December 31, 2011.

The Company suspended its use of the equity method to account for this investment in 2007 after its investment balance was reduced to zero. The additional investment was allocated to fund prior losses that were incurred after the suspension of the equity method. Accordingly, the Company recognized an equity loss from investment in affiliate of $675 for the year ended December 31, 2010 in the accompanying consolidated statements of operations and comprehensive income (loss).

The Company's Chief Financial Officer serves as a non-employee director of Inksure. In addition, one of the members of the Company's Board of Directors also serves as a non-employee director of Inksure.

As of December 31, 2011, the Company's share of the underlying net assets of Inksure exceeds the Company's carrying value of its investment in Inksure by $421. The market value of the Company's investment in Inksure as of December 31, 2011 is $992.

Balance sheet data for Inksure is summarized below:

	December 31,
	2011	2010

Current assets	$2,905	$2,759
Non-current assets	74	78
Total assets	$2,979	$2,837

Current liabilities	$1,021	$1,108
Non-current liabilities	212	183
Shareholders' equity	1,746	1,546
Total liabilities and shareholders' equity	$2,979	$2,837

Statement of operations data for Inksure is summarized below:

	Year Ended December 31,
	2011	2010	2009

Revenue	$3,748	$2,812	$3,014
Gross profit	2,855	2,358	2,641
Gain from extinguishment of convertible debt	-	5,881	-
Net income (loss)	(489)	4,887	(1,468)